Stockholders’ Equity (Deficit) (Details) - Part 2 - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 04, 2021	Apr. 29, 2021	Oct. 17, 2017	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Equity (Deficit) (Details) - Part 2 [Line Items]
Restricted Stock (in Shares)				3,645				26,325
Restricted shares value			$ 1,973,250		$ 6,075		$ 20,250	$ 261,704
Compensation expense				$ 672,083		$ 2,273,947
Issuance of directors services				60,624		583,994
Amortization of restricted stock		$ 50,000				1,692,725
General and administrative expenses				563,361		1,504,768		5,612	$ 462,580
Research and development expenses				87,846		$ 314,028		$ 240,731	$ 2,947,536
Weighted average remaining vesting period						1 year 175 days
Weighted average remaining vesting period	4 years								2 years 2 months 8 days
Stock Options [Member]
Stockholders’ Equity (Deficit) (Details) - Part 2 [Line Items]
Compensation expense				644,618		$ 1,753,349
Research and development expenses				81,257		248,581
Unrecognized stock-based compensation expense						1,993,409
Restricted Stock [Member]
Stockholders’ Equity (Deficit) (Details) - Part 2 [Line Items]
Unrecognized stock-based compensation expense						$ 2,430
Weighted average remaining vesting period						3 months
General and Administrative Expense [Member]
Stockholders’ Equity (Deficit) (Details) - Part 2 [Line Items]
General and administrative expenses				$ 584,237		$ 1,959,919
Restricted Stock [Member]
Stockholders’ Equity (Deficit) (Details) - Part 2 [Line Items]
Restricted Stock (in Shares)						15,390
Issuance of directors services						$ 60,624